Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 11 — Subsequent Events

On July 1, 2018 the Company entered into a Corporate Advisory Agreement (“Advisory Agreement”) with a New York City based consulting company (the “Consultant”) to provide business management, corporate compliance and related services to MJ Holdings and its subsidiaries. The Advisory Agreement is for a term of 12 months and provides for payment for services to be rendered, pursuant to the Advisory Agreement, by the issuance of 14,444 shares of the Company’s common stock during the term of the Advisory Agreement. These shares are exempt from registration pursuant to Rule 144 of the Securities Act and such shares shall be restricted for a period of two years from the date of issuance unless otherwise registered. The Advisory Agreement also grants to the Consultant an option to acquire up to 10,000 additional shares of the Company’s common stock at a strike price to be determined.

On August 9, 2018 (the “Transaction Date”), the Company entered into a Securities Purchase Agreement, pursuant to which the Company sold and issued 2,500 shares of its Series A Convertible Preferred Stock (the “Preferred Stock”) to a single institutional, accredited investor for $1,000 per share or an aggregate subscription of $2,500,000. Subject to a standard “4.99% Beneficial Ownership Limitation blocker,” the Preferred Stock is convertible into 3,333,334 shares of the Company’s Common Stock at a conversion price of $0.75 per share, subject to adjustment as described in the Certificate of Designation.

The Company also entered into a Registration Rights Agreement with the purchaser, pursuant to which the Company is obligated to file a registration statement with the Securities and Exchange Commission (the “Commission”), within 30 calendar days of the Transaction Date, to register for resale the shares of common stock underlying the Preferred Stock. If the Commission has not declared the registration statement effective by the 60th calendar day following the Transaction Date (or, in the event of a “full review” by the Commission, the 90th calendar day following the Transaction Date), or upon the occurrence of other events, then the Company shall pay to the purchaser an amount in cash, as partial liquidated damages and not as a penalty, equal to the product of 4.0% multiplied by the aggregate subscription amount paid by the purchaser pursuant to the Purchase Agreement on a monthly basis until the event has been cured.

On August 13, 2018, the Company filed a Certificate of Designation of its Series A Convertible Preferred Stock with the Secretary of State of the State of Nevada to designate a series of its convertible preferred stock, consisting of 2,500 shares. The stated value of each share of Preferred Stock is $1,000. Subject to a standard “4.99% Beneficial Ownership Limitation blocker,” each share of Preferred Stock is convertible into shares of the Company’s common stock at any time or from time to time at a conversion price equivalent of $0.75 per share, subject to adjustment as described in Certificate of Designation.

On August 13, 2018 (the “Effective Transaction Date”), the Company closed the transactions contemplated by an Exclusive Distribution Agreement (the “Agreement”). The Agreement is between the Company and a designer and seller (the “Seller”) of a series of related products, all of which are designed to be utilized to consume cannabis products by vaporizing oil and other products related thereto (the “Goods”). The Company has the exclusive right to distribute the Goods in the territory of Nevada (the “Territory”). The Agreement further requires the Company to advertise and market the Goods in the Territory.

Pursuant to the terms of the Agreement, the Company purchased certain Goods from the Seller and tendered the sum of two million dollars ($2,000,000). The funds were transferred to the Seller on the Effective Transaction Date. The Seller has applied for patent protection in respect of one of the products. As of the date of this Current Report, the patent application is still pending.

The initial term of the Agreement is for one year with additional successive one-year renewals, subject to certain standard termination provisions. The Agreement is subject to standard termination provisions; however, the Seller has the option to terminate the Agreement, on 30 days’ written notice, if the Company fails to purchase a sufficient minimum quantity of Goods from the Seller. The Company has met its obligations for the first year of the Agreement ($2,000,000). Thereafter, for each renewal term, the Company’s minimum purchase obligation for the Goods is currently $500,000, subject to good faith negotiation at the end of each year. Notwithstanding the exclusivity provided by the Agreement, the Seller reserves the right to sell Goods, directly or indirectly, to a specific retail group (the “Excluded Account”). In such event, the Seller shall pay to the Company a fee equivalent to 5% of the gross sales of the Goods that the Seller sold to an Excluded Account in Nevada. The Company, however, does not have the right to appoint sub-distributors or sell Goods through any third party. In connection with the transactions contemplated by the Agreement, the Seller granted to the Company a non-exclusive, non-transferrable, and non-sub licensable fully paid license agreement. The Agreement provides standard cross-indemnity provisions.

Note 13 — Subsequent Events

In January 2018, the $900,000 convertible note payable due to a related party was repaid in full.

From January 2018 through June 2018, the Company sold and issued an aggregate of 628,667 shares of the Company’s common stock at $0.75 per share for gross proceeds of $471,500. In addition, the Company received $100,000 pursuant to a stock subscription agreement to purchase 133,333 shares of common stock at $0.75 per share, but the shares had not been issued as of the filing of this Annual Report.

In March 2018 and June 2018, the Company issued an aggregate of 6,448 shares of the Company’s common stock in exchange for professional services.

In April 2018, the State of Nevada finalized and approved the transfer of the Provisional Grow License, discussed above in Note 5, to the Company.

In April 2018, the Company entered into a management agreement with a Nevada company (the “Licensed Operator”) that holds a cultivation license, such that it can lawfully engage in the cultivation of marijuana for sale under the laws of the State of Nevada. The term of the agreement is for 8 years. The Licensed Operator has engaged the Company to develop, manage, and operate a licensed cultivation facility on 3 acres of property owned by the Licensed Operator. The Company, at its sole cost and expense, has agreed to complete the construction of an outdoor grow facility meeting the local and state building codes and regulations to cultivate marijuana.

Upon completion of the build-out of the outdoor grow facility and obtaining the appropriate approvals from the local and state authorities, the Company has agreed to generate sales of at least $5 million per year from product cultivated from the outdoor grow facility. The Licensed Operator may terminate the agreement if annual sales fall below the $5 million minimum requirement as defined in the agreement. Prior to the termination of the agreement by the Licensed Operator, the Company may cure any applicable deficiency by paying 10% of the deficiency to the Licensed Operator.

Pursuant to the management agreement, the Licensed Operator will retain 15% of the net revenues generated from product cultivated from the outdoor grow facility and pay 85% of the net revenues to the Company. Upon execution of the agreement, the Company paid $300,000 to the Licensed Operator as consideration for the opportunity to construct and manage the outdoor grow facility on the Licensed Operator’s property. In exchange for the initial consideration, the Licensed Operator has agreed not to retain 15% of the first $2 million of net revenues generated from the outdoor grow facility. In addition, once the outdoor grow facility begins production, the Company has agreed to pay the Licensed Operator $7,000 per month for compliance, security, and other administration costs incurred by the Licensed Operator during the term of the agreement.